Share-based Payment and Non-Convertible Equity Certificates - Disclosure of movement in the share-based payment liability (Details) - EUR (€) € in Thousands		7 Months Ended
	Aug. 28, 2020	Mar. 31, 2021	Aug. 27, 2020	Mar. 31, 2020	Mar. 31, 2019
Disclosure of movement in the share-based payment liability [Line Items]
Liabilities from share-based payment transactions		€ 0		€ 7,396	€ 6,161
Management Equity Plan
Disclosure of movement in the share-based payment liability [Line Items]
Liabilities from share-based payment transactions	€ 67,114	0	€ 8,370	€ 7,396
Valuation			€ 974
Expense recognized in the profit and loss upon capital reorganization	€ 58,744
Cash settlements upon reorganization		(29,333)
Conversion upon reorganization of remaining SBP liability to equity at FV		€ (37,781)